CERTAIN TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2017
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
Fair value of consideration transferred:	U.S.$ in millions
Cash (1)	$33,878
Ordinary shares (2)	5,065
Contingent consideration (3)	302
Equity based compensation	25
Total fair value of consideration transferred	$39,270

Carrying amounts of major classes of assets included as held for sale:	U.S.$ in millions
Trade receivables	$59
Inventories	63
Other current assets	1
Deferred income taxes	7
Property, plant and equipment, net	36
Identifiable intangible assets, net	633

Total assets of the disposal group classified as held for sale in the consolidated balance sheets	$799
Trade payables and accrued expenses	$83
Other current liabilities	10
Other taxes and long-term liabilities	23

Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets	$116

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Recognized amounts of identifiable assets acquired and liabilities assumed: U.S.$ in millions	Preliminary values at December 31, 2016	Measurement period adjustments	Preliminary values at March 31, 2017
Cash and cash equivalents	$84	$-		$84
Trade receivables (1)	3,211	34		3,245
Inventories	1,670	1		1,671
Other current assets (2)	2,050	(8)		2,042
Property, plant and equipment	1,370	22		1,392
Other non-current assets	24	-		24
Identifiable intangible assets: (3)
Product rights (4)	8,640	(682)		7,958
Trade names	417	-		417
In-process research and development	5,006	407		5,413
Goodwill	24,192	390		24,582

Total assets acquired	46,664	164		46,828
Sales reserves and allowances	1,988	49	-	2,037
Trade payables	441	-	-	441
Employee related obligations	134	13		147
Accrued expenses (5)	920	37	-	957
Other current liabilities	376	(22)	-	354
Deferred income taxes and other non-current liabilities	3,493	129	-	3,622

Total liabilities assumed	7,352	206		7,558
Net assets acquired (6)	$39,312	$(42)		$39,270

Recognized amounts of identifiable assets acquired and liabilities assumed:	U.S.$ in millions
Inventories	$134
Identifiable intangible assets:
Product and marketing rights (1)	1,491
Goodwill	698

Total assets acquired	$2,323
Deferred income taxes	498

Total liabilities assumed	498
Net assets acquired	$1,825

Recognized amounts of identifiable assets acquired and liabilities assumed:	U.S.$ in millions
Current assets (1)	$97
Other non-current assets	144
Identifiable intangible assets:
In-process research and development (2)	338
Goodwill	1,933

Total assets acquired	$2,512
Current liabilities	123
Deferred taxes and other non-current liabilities	68

Total liabilities assumed	191
Net assets acquired	$2,321